Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Other Reserve [Member] USD ($)	Other Reserve [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 26,808		$ 3,106,525		$ (1,798,477)		$ 16,667		$ 10,420		$ 1,361,943
Balance, shares at Dec. 31, 2021 | shares	20,000,000	20,000,000
Net income (loss)						1,987,887						1,987,887
Foreign currency translation										14,282		14,282
Balance, value at Dec. 31, 2022		$ 26,808		3,106,525		189,410		16,667		24,702		3,364,112
Balance, shares at Dec. 31, 2022 | shares	20,000,000	20,000,000
Net income (loss)						(1,307,693)					$ (991,203)	(1,307,693)
Foreign currency translation										40,198		40,198
Balance, value at Dec. 31, 2023	$ 20,000	$ 26,808	$ 2,354,997	$ 3,106,525	$ (847,634)	$ (1,118,283)	$ 12,633	$ 16,667	$ 49,193	$ 64,900	$ 1,589,189	$ 2,096,617
Balance, shares at Dec. 31, 2023 | shares	20,000,000	20,000,000